INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Schedule of Roll Forward of Investment Property Balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2023 and 2022:

	Year ended Dec. 31, 2023			Year ended Dec. 31, 2022
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$66,067	$2,518	$68,585	$62,313	$2,300	$64,613
Changes resulting from:
Property acquisitions	2,543	829	3,372	760	—	760
Capital expenditures	732	1,326	2,058	870	428	1,298
Property dispositions(1)	(1,478)	(44)	(1,522)	(307)	(1)	(308)
Fair value (losses) gains, net	(1,410)	92	(1,318)	(1,122)	64	(1,058)
Foreign currency translation	646	80	726	(1,528)	(149)	(1,677)
Transfers between commercial properties and commercial developments	940	(940)	—	387	(387)	—
Impact of deconsolidation due to loss of control(2)	—	—	—	(575)	—	(575)
Manager Reorganization(3)	—	—	—	6,321	758	7,079
Acquisition of Foreign Investments(3)	11,286	1,408	12,694	—	—	—
Reclassifications of assets held for sale and other changes	(1,627)	(53)	(1,680)	(1,052)	(495)	(1,547)
Balance, end of year(4)	$77,699	$5,216	$82,915	$66,067	$2,518	$68,585
(1)Property dispositions represent the carrying value on date of sale.
(2)The partnership deconsolidated its investment in a subsidiary as a result of the dilution of its interest. Prior to the transaction, the partnership's interest was consolidated and is now reflected as a financial asset.
(3)See Note 32, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.
(4)Includes right-of-use commercial properties and commercial developments of $1,116 million and $130 million, respectively, as of December 31, 2023 (2022 - $1,045 million and $127 million, respectively). Current lease liabilities of $37 million (2022 - $122 million) have been included in accounts payable and other liabilities and non-current lease liabilities of $995 million (2022 - $810 million) have been included in other non-current liabilities.

Schedule of Key Valuation Metrics for Investment Properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2023			Dec. 31, 2022
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Office(1)	Discounted cash flow	7.0%	5.5%	11	6.8%	5.4%	11
Retail(2)	Discounted cash flow	7.2%	5.5%	10	7.2%	5.3%	10
LP Investment(3)	Discounted cash flow	8.4%	5.8%	9	9.1%	6.3%	8
(1)Included in our total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7%.
(2)Included in our total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2%.
(3)The valuation method used to value multifamily, self storage and manufactured housing properties is the direct capitalization method. At December 31, 2023, the overall implied capitalization rate used for properties using the direct capitalization method was 4.6% (December 31, 2022 - 4.3%).
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Schedule of Investment Properties Measured at Fair Value
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in IFRS 13 within Note 2(h), Summary of Material Accounting Policies, Fair value measurement.

	Dec. 31, 2023				Dec. 31, 2022
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$20,194	$859	$—	$—	$22,129	$1,355
Retail	—	—	19,385	67	—	—	19,438	106
LP Investments	—	—	38,120	4,290	—	—	24,500	1,057
Total	$—	$—	$77,699	$5,216	$—	$—	$66,067	$2,518
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2023				Dec. 31, 2022
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	$36	$904	$2,923	$3,863	$10	$305	$2,208	$2,523
Securities designated as FVTOCI	24	—	62	86	36	—	42	78
Derivative assets	3	486	2	491	—	294	—	294
Total financial assets	$63	$1,390	$2,987	$4,440	$46	$599	$2,250	$2,895

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$189	$189	$—	$—	$577	$577
Derivative liabilities	—	1,162	—	1,162	—	538	—	538
Total financial liabilities	$—	$1,162	$189	$1,351	$—	$538	$577	$1,115
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2023 and 2022:

	Dec. 31, 2023		Dec. 31, 2022
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$2,250	$577	$2,033	$859
Additions	303	—	353	—
Dispositions	(29)	—	(222)	—
Fair value (losses) gains, net and OCI	454	(408)	86	(292)
Acquisition of Foreign Investments	22	—	—	—
Other	(13)	20	—	10
Balance, end of year	$2,987	$189	$2,250	$577

Schedule of Sensitivity Analysis
The following table presents a sensitivity analysis to the impact of a 25 basis point (“bps”) increase of the discount rate and terminal capitalization or overall implied capitalization rate (“ICR”) on fair values of the partnership’s commercial properties for the year ended December 31, 2023, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Dec. 31, 2023
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Office	$439	$652	$1,075
Retail	380	595	962
LP Investments(1)	749	977	1,909
Total	$1,568	$2,224	$3,946
(1)The valuation method used to value multifamily, self storage and manufactured housing properties is the direct capitalization method. The impact of the sensitivity analysis on the discount rate includes properties valued using the DCF method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.